Statement of Financial Position and Equity Movement of the Company (Tables)	12 Months Ended
Dec. 31, 2021
Balance sheet and reserve movement of the Company [abstract]
Statement of financial position of the Company

	As at 31 December 2020 RMB’000	As at 31 December 2021 RMB’000
Non-current assets

Property, plant and equipment	11,279,484	10,914,990
Investment properties	396,676	381,540
Right-of-use assets	296,371	275,924
Construction in progress	1,694,937	3,201,111
Investments in subsidiaries	2,048,328	2,048,328
Investments accounted for using the equity method	4,594,451	3,299,050
Time deposits with banks	7,042,840	5,381,149
Deferred tax assets	238,040	178,084
Other non-current assets	402,304	769,492

	27,993,431	26,449,668

Current assets

Derivative financial instruments	—	81,405
Inventories	3,685,456	5,726,264
Trade receivables	1,484	149
Other receivables	6,447	8,276
Amounts due from related parties	975,952	1,116,553
Prepayments	6,559	13,790
Financial assets at fair value through other comprehensive income (FVOCI)	735,262	615,689
Time deposits with banks	4,049,441	7,386,605
Cash and cash equivalents	5,460,067	4,927,519

	14,920,668	19,876,250

Current liabilities

Trade and other payables	2,287,762	2,389,508
Contract liabilities	423,838	376,834
Amounts due to related parties	3,507,497	7,423,883
Staff salaries and welfares payable	239,537	253,800
Borrowings	1,500,000	1,500,000
Short-term bonds	3,017,811	—
Lease liabilities	7,897	1,604
Derivative financial instruments	—	23,804
Income tax payable	—	249,332
Current tax liabilities	3,392,922	3,843,541

	14,377,264	16,062,306

Net current assets	543,404	3,813,944

	As at 31 December 2020 RMB’000	As at 31 December 2021 RMB’000
Total assets less current liabilities	28,536,835	30,263,612

Non-current liabilities

Interest-bearing borrowings	—	700,000
Lease liabilities	1,911	399
Deferred income	13,433	12,720

	15,344	713,119

NET ASSETS	28,521,491	29,550,493

CAPITAL AND RESERVES

Share capital	10,823,814	10,823,814
Reserves	17,697,677	18,726,679

TOTAL EQUITY	28,521,491	29,550,493

Statement of equity movement of the Company

	Share capital RMB’000	Legal surplus RMB’000	Capital surplus RMB’000	Surplus reserve RMB’000	Other reserve RMB’000	Hedging RMB’000	Share premium RMB’000	Safety production fund RMB’000	Retained earnings RMB’000	Total RMB’000
Balance at 1 January 2020	10,823,814	4,072,476	4,180	101,355	17,838	—	106,846	57,135	14,260,322	29,443,966

Net profit attributable to shareholders of the Company	—	—	—	—	—	—	—	—	387,895	387,895
Dividends proposed and approved	—	—	—	—	—	—	—	—	(1,298,858)	(1,298,858)
Appropriation of safety production fund	—	—	—	—	—	—	—	88,462	(88,462)	—
Change in fair value of hedging instruments	—	—	—	—	—	63,840	—	—	—	63,840
Reclassified to cost of inventory	—	—	—	—	—	(63,840)	—	—	—	(63,840)
Share of other comprehensive income of investments accounted for using the equity method	—	—	—	—	(11,512)	—	—	—	—	(11,512)

Balance at 31 December 2020 and 1 January 2021	10,823,814	4,072,476	4,180	101,355	6,326	—	106,846	145,597	13,260,897	28,521,491

Total comprehensive income for the year	—	—	—	—	16,639	125,159	—	—	2,058,284	2,200,082
Amounts transferred from hedging reserve to initial carrying amount of hedged items	—	—	—	—	—	(88,699)	—	—	—	(88,699)
Dividends declared and approved in respect of previous year	—	—	—	—	—	—	—	—	(1,082,381)	(1,082,381)
Transfer to legal surplus	—	2,498,808	—	—	—	—	—	—	(2,498,808)	—
Appropriation of safety production fund	—	—	—	—	—	—	—	32,310	(32,310)	—

Balance at 31 December 2021	10,823,814	6,571,284	4,180	101,355	22,965	36,460	106,846	177,907	11,705,682	29,550,493